Share Based Compensation (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 10, 2022	Sep. 13, 2021	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Restricted shares vested (in Shares)			119,880	15,000	15,000
Restricted shares issued (in Shares)	18,000	18,000
Grant date value of restricted share units (in Dollars per share)	$ 1.16	$ 1.64
Fair value of restricted shares	$ 20,880	$ 29,520
Share-based compensation expenses				$ 160,777	$ 211,832	$ 168,350
share-based compensation expenses incurred				$ 363,670
Weighted average period				3 years 10 months 24 days